SUPPLIERS - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
SUPPLIERS
Current trade payables	R$ 1,870,754	R$ 2,602,086
Trade and other payables	3,517,173	R$ 4,048,087
Eletronuclear
SUPPLIERS
Current trade payables	R$ 1,233,282